Earnings Per Share (Reconciliation Of The Numerator And Denominator Of Basic EPS With That Of Diluted EPS) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) from continuing operations									$ 644.4	$ (535.8)	$ 83.9
Net income (loss) from discontinued operations	6.9	6.7	8.0	9.7	(53.9)	(4.3)	24.9	(23.2)	31.3	(56.5)	(69.1)
Basic Earnings Per common share									$ 675.7	$ (592.3)	$ 14.8
Basic shares outstanding									200,503,000	200,887,000	200,678,000
Stock-based awards									1,192,000		137,000
Diluted shares outstanding									201,695,000	200,887,000	200,815,000
Basic Earnings per common share data: Income (loss) from continuing operations									$ 3.21	$ (2.67)	$ 0.42
Basic Earnings Per common share data: Income (loss) from discontinued operations									$ 0.16	$ (0.28)	$ (0.35)
Basic Earnings Per common share									$ 3.37	$ (2.95)	$ 0.07
Diluted Earnings Per common share data: Income (loss) from continuing operations									$ 3.19	$ (2.67)	$ 0.42
Diluted Earnings Per common share data: Income (loss) from discontinued operations									$ 0.16	$ (0.28)	$ (0.35)
Diluted Earnings Per common share	$ 0.65	$ 0.99	$ 0.91	$ 0.81	$ 1.03	$ (1.49)	$ (0.36)	$ (2.13)	$ 3.35	$ (2.95)	$ 0.07
Weighted average shares excluded from diluted per share computation									900,000	1,500,000	900,000
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares excluded from diluted per share computation									200,000